DISCONTINUED OPERATIONS - Carrying amounts of net assets and reconciliation of the loss on disposal (Details) - RUB (₽) ₽ in Millions			1 Months Ended			12 Months Ended
	Oct. 30, 2020	Nov. 22, 2019	Oct. 31, 2022	Mar. 31, 2021	Oct. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Carrying amounts of Preludium B.V and Nvision Group of net assets and reconciliation of the loss on disposal
Property, plant and equipment						₽ 312,509	₽ 311,250
Right-of-use assets						120,192	132,343
Goodwill						55,694	42,819	₽ 38,041
Other non-current assets						4,046	5,790
Other current assets						3,916	1,862
Cash and cash equivalents						78,292	40,590	85,405	₽ 38,070
Non-current liabilities						(535,202)	(527,794)
Current liabilities						(551,345)	(473,420)
Accumulated other comprehensive loss						(12,103)	(10,207)
Additional paid-in capital						(895)	(619)
Other						(28,655)	(18,562)
Results of discontinued operation
Net (loss)/income attributable to discontinued operations						(2,918)	792	796
Cash flows from (used in) discontinued operation
Net cash provided by investing activities								583
Preludium B.V.
Carrying amounts of Preludium B.V and Nvision Group of net assets and reconciliation of the loss on disposal
Sale of ownership in discontinued operation (as a percentage)		100.00%
Contingent consideration received				₽ 1,234
Fair value of consideration						0	(1,867)
Results of discontinued operation
Profit on disposal								2,101
Currency revaluation gain/(loss) on deferred consideration								154
Earn-out revaluation - fair value measurement						(1,867)	377	645
Earn-out revaluation - Currency revaluation gain/(loss)							93	(27)
Net (loss)/income attributable to discontinued operations						(1,867)	470	2,873
Cash flows from (used in) discontinued operation
Net cash provided by investing activities							1,234	2,998
NVision Group
Carrying amounts of Preludium B.V and Nvision Group of net assets and reconciliation of the loss on disposal
Sale of ownership in discontinued operation (as a percentage)					100.00%
Property, plant and equipment	₽ 95
Intangible assets	245
Other non-current assets	220
Other current assets	2,912
Cash and cash equivalents	285
Non-current liabilities	(98)
Current liabilities	(3,281)
Accumulated other comprehensive loss	3
Total consideration	(369)
Cash and cash equivalents	(369)
Loss on disposal	11
Net cash inflow (outflow) arising on disposal:	84
Cash consideration received	369							369
Less: cash and cash equivalents disposed of	₽ (285)
Results of discontinued operation
Profit on disposal								(11)
Net (loss)/income attributable to discontinued operations								(2,256)
Cash flows from (used in) discontinued operation
Net cash provided by investing activities								664
Nvision Czech Republic
Carrying amounts of Preludium B.V and Nvision Group of net assets and reconciliation of the loss on disposal
Sale of ownership in discontinued operation (as a percentage)			100.00%
Property, plant and equipment						225
Intangible assets						32
Other non-current assets						371
Other current assets						2,170
Cash and cash equivalents						80
Non-current liabilities						(103)
Current liabilities						(1,547)
Accumulated other comprehensive loss						794
Other						(202)
Contingent consideration received						50
Fair value of consideration						(453)
Loss on disposal						1,367
Net cash inflow (outflow) arising on disposal:						(30)
Cash consideration received						50
Less: cash and cash equivalents disposed of						(80)
Results of discontinued operation
Profit on disposal						(1,367)
Earn-out revaluation - fair value measurement						4
Earn-out revaluation - Currency revaluation gain/(loss)						78
Net (loss)/income attributable to discontinued operations						(1,051)	322	179
Cash flows from (used in) discontinued operation
Net cash provided by investing activities						₽ (69)	₽ 356	(81)
Nvision Czech Republic and Nvision Group
Results of discontinued operation
Profit on disposal								(11)
Net (loss)/income attributable to discontinued operations								₽ (2,077)